Loss Per Share (Narrative) (Details) - shares	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Net loss per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	3,530,000	3,880,000		3,640,000	4,330,000
Shares issued in connection with acquisitions		300,000	600,000